Equity (Tables)	12 Months Ended
Dec. 31, 2021
Share capital

(a)        Share capital

As of December 31, 2021, and 2020, the authorized, subscribed and paid-in capital, in the amount of R$ 15,000.000, was composed of 683,509,869 registered, book-entry common shares with no par value, as follows:

	December 31, 2021		December 31, 2020
	Number of shares	%	Number of shares	%
State Department of Finance	343,506,664	50.3	343,507,729	50.26
Other shareholders
In Brazil (1)	234,965,971	34.4	254,868,646	37.29
Abroad (2) (3)	105,037,234	15.3	85,133,494	12.45

	683,509,869	100.0	683,509,869	100.00

(1)	As of December 31, 2021, the common shares traded in Brazil were held by 40,428 shareholders. It includes six shares held by Companhia Paulista de Parcerias (CPP), which is controlled by the São Paulo State Government.
(2)	Shares traded as American Depositary Receipts (ADR) on the New York Stock Exchange, through The Bank New York Mellon, the depositary bank for the Company's ADRs.
(3)	Each ADR corresponds to 1 share.

Distribution of earnings

(b)       Distribution of earnings

Shareholders are entitled to a minimum mandatory dividend of 25% of the adjusted net income under Brazilian GAAP, calculated according to the Brazilian corporate law. The dividends do not bear interest and the amounts not claimed within three years from the date of the Shareholders' Meeting that approved them mature in favor of the Company.

	2021	2020	2019
Profit for the year	2,305,869	973,318	3,367,517
(-) Legal reserve - 5%	115,293	48,666	168,376

	2,190,576	924,652	3,199,141

Minimum mandatory dividend – 25%	547,645	231,163	799,785
Dividend per share and per ADS	0.80122	0.33820	1.17012

Allocation of the profit for the year

(e)       Allocation of the profit for the year

		2021	2020	2019
Profit
(+)	Profit for the year	2,305,869	973,318	3,367,517
(-)	Legal reserve – 5%	115,293	48,666	168,376
(-)	Minimum mandatory dividends	547,645	231,163	799,785
(-)	Additional proposed dividends	96,700	40,806	141,203
Investment reserve recorded		1,546,231	652,863	2,258,153

Other comprehensive loss

(g)        Other comprehensive loss

Gains and losses arising from changes in the actuarial assumptions are accounted for as equity valuation adjustments, net of the effects of income tax and social contribution effects. See Note 22 (b), the breakdown of amounts recorded in 2021 and 2020.

	G1 plan	G0 plan	Total

Balance as of December 31, 2020	95,075	(496,077)	(401,002)
Actuarial gains/(losses) for the year (Note 22)	117,039	330,337	447,376
Balance as of December 31, 2021	212,114	(165,740)	46,374